FINANCIAL INSTRUMENTS - Contractual Maturities of Derivative Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 17,198	$ 5,728
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	18,464	5,751
Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	13,340	3,695
Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,638	837
Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,061	324
Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	565	219
Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	517	279
Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,343	397
Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,266)	(23)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	38	48
Interest rate swaps | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	42	49
Interest rate swaps | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	13	12
Interest rate swaps | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	13	10
Interest rate swaps | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5	9
Interest rate swaps | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	7
Interest rate swaps | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3	5
Interest rate swaps | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	6
Interest rate swaps | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(4)	(1)
Forward foreign exchange contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	280	651
Forward foreign exchange contracts | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Forward foreign exchange contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	324	620
Forward foreign exchange contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	170	504
Forward foreign exchange contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	40	56
Forward foreign exchange contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	114	22
Forward foreign exchange contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	38
Forward foreign exchange contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
Forward foreign exchange contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Forward foreign exchange contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(44)	31
Currency swaps and options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	893	343
Currency swaps and options | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2,081	374
Currency swaps and options | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	321	174
Currency swaps and options | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	150	13
Currency swaps and options | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	159	28
Currency swaps and options | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	287	0
Currency swaps and options | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	356	159
Currency swaps and options | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	808	0
Currency swaps and options | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,188)	(31)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	15,732	4,657
Commodity derivatives | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	15,761	4,678
Commodity derivatives | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	12,614	2,990
Commodity derivatives | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,401	743
Commodity derivatives | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	783	265
Commodity derivatives | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	274	174
Commodity derivatives | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	158	115
Commodity derivatives | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	531	391
Commodity derivatives | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(29)	(21)
Other contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	255	29
Other contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	256	30
Other contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	222	15
Other contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	34	15
Other contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ (1)	$ (1)